Share capital - Non-Option Equity Instruments Rollforward (Details) - Restricted Share Units - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding units, beginning of year (in shares)	4,334	3,934
Granted (in shares)	1,329	1,777
Units vested and converted to common shares (in shares)	(2,143)	(1,473)
Reinvested dividend equivalents (in shares)	159	96
Outstanding units, end of year (in shares)	3,679	4,334